Income Taxes (Reconciliation Between Provision for Income Taxes and Amount Computed by Applying Federal Statutory Income Tax Rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal statutory tax rate	35.00%	35.00%	35.00%
Federal income taxes at statutory rate of 35%	$ 1,225	$ 1,021	$ 1,094
Increase (decrease) in provision for income taxes as a result of:
State income taxes, net of federal tax benefit	73	72	61
Affordable housing projects proportional amortization	205	181	159
Affordable housing projects tax credits and other tax benefits	(279)	(249)	(221)
Tax exempt income	(151)	(129)	(125)
Adjustments for uncertain tax positions	(6)	(107)	(39)
Other, net	(9)	5	(8)
Provision for income taxes	$ 1,058	$ 794	$ 921
Effective income tax rate	30.20%	27.20%	29.50%